Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000857769
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2022
John Hancock High Yield Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The fund considers municipal bonds to be comprised of securities the income from which is exempt from regular income tax and includes securities that generate income subject to the alternative minimum tax (AMT). The manager normally invests primarily in medium- and lower-quality municipal securities rated A and below by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings, Inc. (Fitch), or their unrated equivalents. The fund may buy bonds of any maturity.

However, the fund will not invest more than 5% of its total assets in securities rated lower than B. The fund’s investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to the AMT and income may not be entirely tax-free to all investors.

The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions to reduce risk and/or enhance investment returns. Derivatives may include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

The manager looks for undervalued bonds, based on both broad and security-specific factors such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition. The fund does not intend to engage in frequent trading.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the potential effect of falling interest rates on the fund’s yield.

For liquidity and flexibility, the fund may invest up to 20% of its net assets in taxable and tax-free investment-grade short-term securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.

John Hancock Tax-Free Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund’s investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 35% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents. The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the effect of falling interest rates on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.

The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.